Shareholders' equity (Details)			1 Months Ended						3 Months Ended	12 Months Ended
	Sep. 12, 2020 USD ($) $ / shares shares	Jun. 06, 2020 USD ($) $ / shares	Jul. 27, 2020 CNY (¥) shares	Jul. 27, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) $ / shares shares	Nov. 22, 2018 USD ($) shares	Aug. 16, 2018 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares
Shareholders' equity (Details) [Line Items]
Par value (in Dollars per share) | $ / shares														$ 0.0001		$ 0.0001
Net proceeds | ¥					¥ 171,472,748
Other expenses			¥ 29,559,735	$ 4,530,297	¥ 18,618,078	$ 2,853,389
Compensation expense | ¥										¥ 189,064,940
Description of vesting period	The remaining 45,000 shares granted to consultants are vesting in three equal annual installments, with the first installment vesting on October 15, 2021, the second vesting on October 15, 2022 and the third vesting on October 15, 2023.
Description of statutory reserve										Wimi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.	Wimi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Statutory reserve amount										¥ 357,125,671				$ 54,732,742
Statutory reserves										24,003,483				$ 3,678,752	¥ 22,201,382
2020 Equity incentive plan [Member]
Shareholders' equity (Details) [Line Items]
Shares issued | $		$ 17,500,000
Vested date	Oct. 15, 2020	Oct. 01, 2020
Restricted stock [Member]
Shareholders' equity (Details) [Line Items]
Compensation expense										191,418,458	$ 29,336,612
Class B ordinary shares [Member]
Shareholders' equity (Details) [Line Items]
Net proceeds | ¥			¥ 401,339,721
Board of directors [Member]
Shareholders' equity (Details) [Line Items]
Compensation expense | ¥										¥ 2,353,518
Consultants [Member]
Shareholders' equity (Details) [Line Items]
Number of shares (in Shares)	45,000
Consultants [Member] | 2020 Equity incentive plan [Member]
Shareholders' equity (Details) [Line Items]
Number of shares (in Shares)										103,240	103,240
Class A ordinary share [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)								20,115,570	20,115,570
Par value (in Dollars per share) | $ / shares								$ 0.0001
Class B ordinary shares [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)								466,967,730	79,884,430	9,838,280	9,838,280
Par value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001		$ 0.0001
Voting shares, description								Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.
Net proceeds | $				$ 57,310,503		$ 24,201,881
Converted shares (in Shares)										8,611,133	8,611,133
Class B ordinary shares [Member] | 2020 Equity incentive plan [Member]
Shareholders' equity (Details) [Line Items]
Number of shares (in Shares)										16,038,240	16,038,240
Class B ordinary shares [Member] | Board of directors [Member]
Shareholders' equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares	$ 3.31	$ 1.73
Shares issued | $	$ 148,240	$ 15,890,000
Aggregate fair value | $	$ 490,674	$ 27,489,700
Series A preferred shares [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)								12,916,700
Par value (in Dollars per share) | $ / shares								$ 0.0001
ADS [Member]
Shareholders' equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares						$ 5.50
ADS [Member] | IPO [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)					4,750,000	4,750,000
ADS [Member] | Over-Allotment Option [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)					169,140	169,140
ADS [Member] | Second public offering [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)			7,560,000	7,560,000
Per share price (in Dollars per share) | $ / shares				$ 8.18
Series A Convertible Preferred Stock [Member]
Shareholders' equity (Details) [Line Items]
Purchased shares (in Shares)							8,611,133
Total proceed amount | $							$ 20,000,000